Equity Incentive Plans - Summary of Option Activity (Details) - 2020 and 2021 Plan - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Beginning Balance	7,755,303	5,056,743
Number of Options, Granted		3,292,702
Options exercised		(67,196)
Number of Options, cancelled		(526,946)
Number of Options, Ending Balance		7,755,303	5,056,743
Number of Options, Exercisable		2,330,389
Number of Options, Vested and expected to vest		7,755,303
Weighted Average Exercise Price Per Share, Beginning balance	$ 8.47	$ 8.77
Weighted Average Exercise Price Per Share, granted		7.91
Weighted Average Exercise Price Per Share, exercised		0.3
Weighted Average Exercise Price Per Share, cancelled		8.99
Weighted Average Exercise Price Per Share, Ending balance		8.47	$ 8.77
Weighted Average Exercise Price Per Share, exercisable		8.74
Weighted Average Exercise Price Per Share, Vested and expected to vest		$ 8.47
Weighted Average Remaining Contractual Term, Outstanding		8 years 8 months 12 days	9 years 2 months 12 days
Weighted Average Remaining Contractual Term, exercisable		8 years 3 months 18 days
Weighted Average Remaining Contractual Term, Vested and expected to vest		8 years 8 months 12 days
Aggregate Intrinsic Value, Outstanding	$ 794	$ 18,503
Aggregate Intrinsic Value, Exercisable		388
Aggregate Intrinsic Value, Vested and expected to vest		794
Aggregate Intrinsic Value, Outstanding		$ 794	$ 18,503
Number of Options, Beginning Balance	7,755,303
Number of Options, Granted	3,223,400
Options exercised	(65,414)
Number of Options, cancelled	(4,532,774)
Number of Options, Ending Balance	6,380,515	7,755,303
Number of Options, Exercisable	4,231,849
Number of Options, Vested and expected to vest	6,380,515
Weighted Average Exercise Price Per Share, Beginning balance	$ 8.47
Weighted Average Exercise Price Per Share, granted	2.22
Weighted Average Exercise Price Per Share, exercised	0.52
Weighted Average Exercise Price Per Share, cancelled	6.5
Weighted Average Exercise Price Per Share, Ending balance	6.79	$ 8.47
Weighted Average Exercise Price Per Share, exercisable	6.86
Weighted Average Exercise Price Per Share, Vested and expected to vest	$ 6.79
Weighted Average Remaining Contractual Term, Outstanding	5 years 7 months 6 days	8 years 8 months 1 day
Weighted Average Remaining Contractual Term, exercisable	4 years 4 months 24 days
Weighted Average Remaining Contractual Term, Vested and expected to vest	5 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding	$ 794
Aggregate Intrinsic Value, Exercisable	472
Aggregate Intrinsic Value, Vested and expected to vest	695
Aggregate Intrinsic Value, Outstanding	$ 695	$ 794